ACCUMULATED OTHER COMPREHENSIVE (LOSS)/ INCOME (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Equity [Abstract]
Opening Balance	$ 6,154	¥ 40,040	¥ 50,464		¥ 50,464	¥ 28,189	¥ 7,065
Foreign currency translation adjustments, net of tax of nil	36	226	(920)	$ (1,602)	(10,424)	22,275	21,124
Closing Balance	$ 6,419	¥ 40,266	¥ 49,544	$ 6,154	¥ 40,040	¥ 50,464	¥ 28,189